Schedule of Investments
As of August 31, 2024
Sextant Short-Term Bond Fund
August 31, 2024
Part F
1
Continued on next page.
Corporate Bonds - 54 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 300,000 $ 355,315 3.3%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 343,169 3.1%
Verizon Communication 4.016% due 12/03/2029 100,000 97,899 0.9%
796,383 7.3%
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 300,000 296,337 2.7%
Lowe's 3.125% due 09/15/2024 100,000 99,902 0.9%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 146,486 1.4%
VF 2.400% due 04/23/2025 67,000 65,654 0.6%
608,379 5.6%
Consumer Staples
Dollar General 4.150% due 11/01/2025 250,000 247,344 2.3%
Kroger 7.700% due 06/01/2029 100,000 112,807 1.0%
Procter & Gamble 2.800% due 03/25/2027 300,000 291,104 2.6%
651,255 5.9%
Financials
Bank of America 3.500% due 04/19/2026 400,000 393,743 3.6%
JPMorgan Chase 3.300% due 04/01/2026 350,000 343,609 3.1%
PayPal Holdings 2.650% due 10/01/2026 300,000 289,846 2.7%
Visa 3.150% due 12/14/2025 350,000 344,551 3.1%
1,371,749 12.5%
Health Care
Biogen 4.050% due 09/15/2025 100,000 99,162 0.9%
Johnson & Johnson 2.450% due 03/01/2026 50,000 48,777 0.5%
147,939 1.4%
Industrials
Ferguson Finance 4.250% due 04/20/2027 200,000 197,863 1.8%
Materials
DuPont De Nemours 4.493% due 11/15/2025 308,000 306,826 2.8%
Technology
Microsoft 3.300% due 02/06/2027 100,000 98,444 0.9%
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 100,600 0.9%
Oracle 2.950% due 05/15/2025 325,000 320,339 2.9%
Qualcomm 3.250% due 05/20/2027 100,000 97,536 0.9%
616,919 5.6%
Utilities
Edison International 3.550% due 11/15/2024 350,000 348,528 3.2%
Exelon Generation 3.250% due 06/01/2025 250,000 246,495 2.2%
Florida Power & Light 2.850% due 04/01/2025 420,000 415,099 3.8%
United Utilities 6.875% due 08/15/2028 200,000 215,885 2.0%
1,226,007 11.2%
Total Corporate Bonds (Cost $5,990,357) $ 5,923,320 54.1%
Government Bonds - 31 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.650% due 12/28/2026 150,000 149,824 1.4%

Schedule of Investments
As of August 31, 2024
Sextant Short-Term Bond Fund
2
August 31, 2024
Part F
Government Bonds - 31.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government
United States Treasury Bond 1.500% due 02/15/2025 $ 600,000 $ 591,014 5.4%
United States Treasury Bond 6.125% due 08/15/2029 100,000 110,703 1.0%
United States Treasury Note 2.875% due 04/30/2025 400,000 395,422 3.6%
United States Treasury Note 2.375% due 05/15/2027 650,000 625,727 5.7%
United States Treasury Note 2.250% due 08/15/2027 200,000 191,414 1.8%
United States Treasury Note 2.250% due 10/31/2024 600,000 597,187 5.5%
United States Treasury Note 2.625% due 12/31/2025 750,000 734,883 6.7%
3,246,350 29.7%
Total Government Bonds (Cost $3,435,319) $ 3,396,174 31.1%
Total investments (Cost $9,425,676) $ 9,319,494 85.2%
Other assets (net of liabilities) 1,622,166 14.8%
Total net assets $ 10,941,660 100.0%

Schedule of Investments
As of August 31, 2024
Sextant Bond Income Fund
August 31, 2024
Part F
3
Continued on next page.
Corporate Bonds - 64.9% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 216,184 2.1%
Koninklijke KPN 8.375% due 10/01/2030 200,000 236,877 2.2%
453,061 4.3%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 330,313 3.1%
Lowe's 5.800% due 10/15/2036 250,000 267,835 2.6%
598,148 5.7%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 103,105 1.0%
Procter & Gamble 5.500% due 02/01/2034 200,000 217,865 2.1%
Unilever Capital 5.900% due 11/15/2032 200,000 219,732 2.1%
540,702 5.2%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 109,329 1.1%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 242,946 2.3%
Statoil 7.150% due 01/15/2029 224,000 249,238 2.4%
601,513 5.8%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 246,538 2.4%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 236,043 2.2%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 90,068 0.9%
State Street (Quarterly US LIBOR plus 100)
1
6.552% due 06/15/2047 150,000 127,560 1.2%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 210,072 2.0%
910,281 8.7%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 255,445 2.5%
Johnson & Johnson 4.950% due 05/15/2033 226,000 240,397 2.3%
Johnson & Johnson 5.850% due 07/15/2038 50,000 56,177 0.5%
Medtronic 4.375% due 03/15/2035 260,000 254,809 2.4%
Merck 6.500% due 12/01/2033 215,000 245,957 2.4%
1,052,785 10.1%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 307,816 2.9%
Deere 8.100% due 05/15/2030 95,000 113,043 1.1%
United Technologies 6.050% due 06/01/2036 250,000 272,950 2.6%
693,809 6.6%
Materials
Praxair 3.550% due 11/07/2042 350,000 290,354 2.8%
Technology
Apple 4.500% due 02/23/2036 350,000 358,117 3.4%
Intel 4.000% due 12/15/2032 360,000 331,841 3.2%
Microsoft 5.300% due 02/08/2041 50,000 57,319 0.5%
Microsoft 4.200% due 11/03/2035 350,000 350,174 3.4%
1,097,451 10.5%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 171,610 1.7%
Florida Power & Light 5.950% due 10/01/2033 100,000 108,873 1.0%

Schedule of Investments
As of August 31, 2024
Sextant Bond Income Fund
4
August 31, 2024
Part F
Corporate Bonds - 64.9% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 264,226 2.5%
544,709 5.2%
Total Corporate Bonds (Cost $7,437,547) $6,782,813 64.9%
Government Bonds - 27.3% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government
United States Treasury Bond 5.250% due 02/15/2029 170,000 181,063 1.7%
United States Treasury Bond 5.375% due 02/15/2031 400,000 437,422 4.2%
United States Treasury Bond 6.250% due 05/15/2030 75,000 84,451 0.8%
United States Treasury Bond 4.250% due 05/15/2039 770,000 786,814 7.5%
United States Treasury Bond 6.125% due 08/15/2029 225,000 249,082 2.4%
United States Treasury Bond 3.125% due 11/15/2041 145,000 125,765 1.2%
United States Treasury Bond 3.375% due 11/15/2048 560,000 478,450 4.6%
United States Treasury Note 2.875% due 05/15/2052 400,000 309,969 3.0%
United States Treasury Note 2.250% due 10/31/2024 200,000 199,062 1.9%
Total Government Bonds (Cost $3,393,706) $2,852,078 27.3%
Total investments (Cost $10,831,253) $9,634,891 92.2%
Other assets (net of liabilities) 811,000 7.8%
Total net assets $10,445,891 100.0%
1
Variable rate security. The interest rate represents the rate in effect at August 31, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note

Schedule of Investments
As of August 31, 2024
Sextant Core Fund
August 31, 2024
Part F
5
Continued on next page.
Common Stock - 60.5% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,650 $ 432,957 United States 1.6%
Meta Platforms Inc, Class A 240 125,114 United States 0.5%
558,071 2.1%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 131,820 France 0.5%
Automotive Retailers
AutoZone
2
60 190,889 United States 0.7%
O'Reilly Automotive
2
160 180,795 United States 0.7%
371,684 1.4%
Home Products Stores
Lowe's 1,100 273,350 United States 1.0%
Specialty Apparel Stores
Ross Stores 1,390 209,348 United States 0.8%
TJX Companies 2,700 316,629 United States 1.2%
525,977 2.0%
1,302,831 4.9%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
2,500 104,325 United States 0.4%
Household Products
Procter & Gamble 1,450 248,733 United States 1.0%
Packaged Food
Danone ADR 25,000 346,750 France 1.3%
General Mills 3,800 274,702 United States 1.0%
Nestle ADR 1,000 106,920 Switzerland 0.4%
728,372 2.7%
Personal Care Products
Unilever ADR 1,000 64,790 United Kingdom 0.2%
1,146,220 4.3%
Energy
Exploration & Production
ConocoPhillips 1,300 147,927 United States 0.6%
Refining & Marketing
Phillips 66 1,100 154,341 United States 0.6%
Renewable Energy Equipment
Enphase Energy 1,800 217,872 United States 0.8%
520,140 2.0%
Financials
Consumer Finance
Visa 900 248,733 United States 0.9%
Institutional Brokerage
Virtu Financial 11,000 337,810 United States 1.3%
Other Financial Services
Mastercard, Class A 500 241,670 United States 0.9%
P&C Insurance
Chubb 810 230,186 Switzerland 0.9%
1,058,399 4.0%

Schedule of Investments
As of August 31, 2024
Sextant Core Fund
6
August 31, 2024
Part F
Continued on next page.
Common Stock - 60.5% Number of Shares Market Value Country
1
Percentage of
Net Assets
Health Care
Large Pharma
AstraZeneca ADR 5,250 $ 460,005 United States 1.7%
GlaxoSmithKline ADR 9,250 406,167 United Kingdom 1.5%
Novo Nordisk ADR 4,700 654,052 Denmark 2.5%
1,520,224 5.7%
Managed Care
UnitedHealth Group 300 177,060 United States 0.7%
Medical Devices
Boston Scientific
2
2,500 204,475 United States 0.8%
Medical Equipment
GE Healthcare Technologies 1,400 118,748 United States 0.4%
2,020,507 7.6%
Industrials
Building Construction
EMCOR Group Inc 700 275,142 United States 1.0%
Commercial & Residential Building
Equipment & Systems
Honeywell International 655 136,181 United States 0.5%
Johnson Controls International 5,350 389,748 United States 1.5%
NIBE Industrier AB Class B 30,000 148,691 Sweden 0.6%
Trane 400 144,664 Ireland 0.5%
819,284 3.1%
Electrical Power Equipment
Eaton 2,000 613,860 Ireland 2.3%
Fuji Electric Co., Ltd. 4,000 242,413 Japan 0.9%
856,273 3.2%
Flow Control Equipment
Parker Hannifin 500 300,100 United States 1.1%
Industrial Wholesale & Rental
Fastenal 1,745 119,149 United States 0.5%
Rail Freight
Canadian National Railway 125 14,727 Canada 0.1%
Canadian Pacific Kansas City 2,568 212,990 Canada 0.8%
227,717 0.9%
Waste Management
Republic Services 950 197,799 United States 0.7%
2,795,464 10.5%
Materials
Agricultural Chemicals
Corteva 5,500 315,150 United States 1.2%
Base Metals
Mineral Resources 4,762 128,847 Australia 0.5%
Basic & Diversified Chemicals
Linde 560 267,820 United Kingdom 1.0%
Iron
BHP Biliton ADR 1,750 96,478 Australia 0.4%
Precious Metals
Agnico-Eagle Mines 6,150 501,040 Canada 1.9%
1,309,335 5.0%

Schedule of Investments
As of August 31, 2024
Sextant Core Fund
August 31, 2024
Part F
7
Continued on next page.
Common Stock - 60.5% Number of Shares Market Value Country
1
Percentage of
Net Assets
Technology
Application Software
SAP ADR 2,100 $ 461,391 Germany 1.7%
Communications Equipment
Apple 2,250 515,250 United States 2.0%
Motorola Solutions 1,025 453,091 United States 1.7%
968,341 3.7%
Infrastructure Software
Microsoft 1,350 563,139 United States 2.1%
Oracle 3,100 437,999 United States 1.7%
1,001,138 3.8%
IT Services
Wolters Kluwer NV 2,000 339,280 Netherlands 1.3%
Semiconductor Devices
Broadcom 2,000 325,640 United States 1.3%
Infineon Technologies ADR 2,275 83,106 Germany 0.3%
Micron Technology 1,550 149,172 United States 0.5%
NVIDIA 3,250 387,953 United States 1.5%
NXP Semiconductors 950 243,542 Netherlands 0.9%
1,189,413 4.5%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 2,300 394,910 Taiwan 1.5%
4,354,473 16.5%
Utilities
Integrated Electric Utilities
Dominion Energy 8,500 475,150 United States 1.8%
NextEra Energy 5,925 477,022 United States 1.8%
952,172 3.6%
Total Common Stock (Cost $9,970,778) $16,017,612 60.5%
Corporate Bonds - 18.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 $ 150,000 165,903 United States 0.6%
Comcast 5.650% due 06/15/2035 500,000 530,045 United States 2.0%
Expedia Group 5.000% due 02/15/2026 250,000 250,544 United States 1.0%
946,492 3.6%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 207,320 United States 0.8%
Stanford University 4.013% due 05/01/2042 100,000 89,298 United States 0.3%
296,618 1.1%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 225,813 United States 0.9%
Financials
Charles Schwab 3.000% due 03/10/2025 300,000 296,671 United States 1.1%
Health Care
Cardinal Health 3.500% due 11/15/2024 155,000 154,320 United States 0.6%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 168,971 United States 0.6%

Schedule of Investments
As of August 31, 2024
Sextant Core Fund
8
August 31, 2024
Part F
Corporate Bonds - 18.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
CSX Corp 4.650% due 03/01/2068 $ 300,000 $ 266,798 United States 1.0%
FedEx 3.900% due 02/01/2035 250,000 231,045 United States 0.9%
Legrand France Yankee 8.500% due 02/15/2025 170,000 172,190 France 0.7%
Union Pacific 3.375% due 02/01/2035 250,000 223,957 United States 0.8%
1,062,961 4.0%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 346,056 United States 1.3%
Technology
Oracle 2.950% due 04/01/2030 500,000 459,151 United States 1.7%
Qualcomm 3.250% due 05/20/2027 220,000 214,580 United States 0.8%
673,731 2.5%
Utilities
Edison International 3.550% due 11/15/2024 250,000 248,948 United States 0.9%
Pacificorp 6.000% due 01/15/2039 500,000 529,178 United States 2.0%
778,126 2.9%
Total Corporate Bonds (Cost $5,057,773) $4,780,788 18.0%
Government Bonds - 2.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 145,257 United States 0.6%
United States Treasury Bond 3.625% due 02/15/2044 155,000 140,881 United States 0.5%
United States Treasury Note 1.125% due 01/15/2025 400,000 394,605 United States 1.5%
Total Government Bonds (Cost $725,226) $680,743 2.6%
Municipals Bonds - 0.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 106,912 United States 0.4%
Total Municipals Bonds (Cost $116,841) $106,912 0.4%
Total investments (Cost $15,870,618) $21,586,055 81.5%
Other assets (net of liabilities) 4,891,555 18.5%
Total net assets $26,477,610 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Schedule of Investments
As of August 31, 2024
Sextant Global High Income Fund
August 31, 2024
Part F
9
Continued on next page.
Common Stock - 49.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 229,000 France 2.4%
SK Telecom ADR 11,000 253,330 South Korea 2.6%
Telenor ASA 20,000 248,073 Norway 2.5%
Verizon Communications 6,000 250,680 United States 2.6%
981,083 10.1%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 159,862 Germany 1.7%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 155,805 Australia 1.6%
Integrated Oils
Shell ADR 3,800 272,308 Netherlands 2.8%
428,113 4.4%
Financials
Banks
ANZ Group Holdings ADR 15,000 306,105 Australia 3.1%
Skandinaviska Enskilda Banken , Cl A 25,000 386,027 Sweden 4.0%
692,132 7.1%
Institutional Brokerage
Virtu Financial 7,500 230,325 United States 2.4%
922,457 9.5%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 285,415 United Kingdom 3.0%
Novartis ADR 2,500 302,225 Switzerland 3.1%
Sandoz Group AG-ADR 500 22,010 Switzerland 0.2%
609,650 6.3%
Materials
Base Metals
Norsk Hydro ASA 35,000 195,552 Norway 2.0%
South32 ADR 19,000 200,450 Australia 2.1%
Southern Copper 5,080 516,738 Peru 5.3%
912,740 9.4%
Iron
BHP Biliton ADR 5,500 303,215 Australia 3.1%
1,215,955 12.5%
Technology
Communications Equipment
Cisco Systems 5,000 252,700 United States 2.6%
Consumer Electronics
Nintendo 5,000 273,014 Japan 2.8%
525,714 5.4%
Total Common Stock (Cost $4,168,483) $4,842,834 49.9%
Corporate Bonds - 29.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 $ 250,000 233,351 United States 2.4%

Schedule of Investments
As of August 31, 2024
Sextant Global High Income Fund
10
August 31, 2024
Part F
Corporate Bonds - 29.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 250,112 United States 2.6%
483,463 5.0%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 228,970 United States 2.3%
MDC Holdings 3.850% due 01/15/2030 200,000 191,129 United States 2.0%
YUM! Brands 3.625% due 03/15/2031 295,000 270,767 United States 2.8%
690,866 7.1%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 187,349 Mexico 1.9%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 50,800 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 80,180 Brazil 0.8%
130,980 1.3%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
2
7.628% due 04/20/2067 250,000 189,637 United States 2.0%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 198,591 United States 2.0%
CSX Corp 4.650% due 03/01/2068 250,000 222,332 United States 2.3%
Delta Air Lines 3.750% due 10/28/2029 250,000 233,352 United States 2.4%
Norfolk Southern 5.100% due 08/01/2118 275,000 247,633 United States 2.6%
901,908 9.3%
Utilities
Edison International 3.550% due 11/15/2024 250,000 248,948 United States 2.6%
Total Corporate Bonds (Cost $3,097,469) $2,833,151 29.2%
Government Bonds - 2.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Colombia Republic 8.375% due 02/15/2027 125,000 130,750 Colombia 1.3%
Republic of Argentina 1.000% due 07/09/2029 9,276 5,566 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 113,126 Argentina 1.2%
Total Government Bonds (Cost $361,148) $249,442 2.6%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 50,002 United States 0.5%
Total Municipals Bonds (Cost $50,000) $50,002 0.5%
Total investments (Cost $7,677,100) $7,975,429 82.2%
Other assets (net of liabilities) 1,728,783 17.8%
Total net assets $9,704,212 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at August 31, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Schedule of Investments
As of August 31, 2024
Sextant Growth Fund
August 31, 2024
Part F
11
Continued on next page.
Common Stock - 98 .3 % Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 5,175,878 7.2%
Meta Platforms Inc, Class A 2,800 1,459,668 2.0%
6,635,546 9.2%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
1,300 1,468,961 2.0%
Home Products Stores
Lowe's 5,600 1,391,600 1.9%
Online Marketplace
Amazon.com
1
26,980 4,815,930 6.7%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 778,410 1.1%
TJX Companies 19,000 2,228,130 3.1%
3,006,540 4.2%
10,683,031 14.8%
Consumer Staples
Mass Merchants
Costco Wholesale 3,509 3,131,361 4.3%
Non-Alcoholic Beverages
Monster Beverage 32,200 1,517,586 2.1%
4,648,947 6.4%
Financials
Other Financial Services
Mastercard, Class A 5,746 2,777,272 3.8%
Health Care
Managed Care
Elevance Health 2,250 1,253,003 1.8%
Medical Devices
Boston Scientific
1
22,000 1,799,380 2.5%
Edwards Lifesciences
1
10,500 734,580 1.0%
Stryker 3,000 1,081,260 1.5%
3,615,220 5.0%
Specialty & Generic Pharma
Zoetis 6,000 1,100,940 1.5%
5,969,163 8.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 22,500 1,639,125 2.3%
Industrial Wholesale & Rental
Ferguson Enterprises Inc 6,250 1,285,688 1.8%
Infrastructure Construction
Quanta Services 5,000 1,375,650 1.9%
4,300,463 6.0%

Schedule of Investments
As of August 31, 2024
Sextant Growth Fund
12
August 31, 2024
Part F
Common Stock - 98.3% Number of Shares Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Corteva 22,550 $ 1,292,115 1.8%
Technology
Application Software
Adobe
1
4,450 2,556,124 3.5%
Communications Equipment
Apple 28,800 6,595,200 9.1%
Motorola Solutions 6,000 2,652,240 3.7%
9,247,440 12.8%
Infrastructure Software
Microsoft 18,170 7,579,434 10.5%
Oracle 17,500 2,472,575 3.4%
ServiceNow
1
1,900 1,624,500 2.3%
11,676,509 16.2%
Semiconductor Devices
Advanced Micro Devices
1
9,500 1,411,320 2.0%
Broadcom 12,750 2,075,955 2.9%
Monolithic Power Systems 1,100 1,028,148 1.4%
NVIDIA 35,000 4,177,950 5.8%
Qualcomm 7,900 1,384,870 1.9%
Texas Instruments 5,100 1,093,134 1.5%
11,171,377 15.5%
34,651,450 48.0%
Total investments (Cost $25,206,816) $ 70,957,987 98.3%
Other assets (net of liabilities) 1,251,333 1.7%
Total net assets $ 72,209,320 100.0%
1
Non-income producing

Schedule of Investments
As of August 31, 2024
Sextant International Fund
August 31, 2024
Part F
13
Continued on next page.
Common Stock - 98 .8 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 $ 1,438,032 France 1.8%
Online Marketplace
MercadoLibre
2
2,990 6,164,363 Argentina 7.8%
7,602,395 9.6%
Consumer Staples
Packaged Food
Danone 15,000 1,043,724 France 1.3%
Personal Care Products
L'Oreal 2,000 878,704 France 1.1%
1,922,428 2.4%
Health Care
Health Care Supplies
Alcon 24,550 2,398,044 Switzerland 3.1%
Large Pharma
AstraZeneca ADR 19,500 1,708,590 United States 2.2%
Novartis ADR 8,775 1,060,810 Switzerland 1.3%
Novo Nordisk ADR 54,575 7,594,657 Denmark 9.6%
10,364,057 13.1%
Medical Equipment
Dentium Co Ltd 10,300 617,871 Korea 0.8%
Siemens Healthineers AG 31,850 1,858,760 Germany 2.3%
2,476,631 3.1%
15,238,732 19.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,665,087 Sweden 2.1%
Johnson Controls International 26,450 1,926,883 United States 2.4%
3,591,970 4.5%
Electrical Power Equipment
Eaton 6,725 2,064,104 Ireland 2.6%
Fuji Electric Co., Ltd. 21,400 1,296,910 Japan 1.6%
Schneider Electric SE 8,200 2,094,669 France 2.7%
5,455,683 6.9%
Industrial Automation Controls
ABB Ltd 26,000 1,497,996 Switzerland 1.9%
Industrial Wholesale & Rental
Ferguson Enterprises Inc 14,560 2,995,138 United States 3.8%
Rail Freight
Canadian National Railway 3,670 432,399 Canada 0.6%
13,973,186 17.7%
Materials
Basic & Diversified Chemicals
Linde 5,500 2,630,375 United Kingdom 3.3%
Iron
BHP Biliton ADR 17,000 937,210 Australia 1.2%
Rio Tinto ADR 32,800 2,075,256 United Kingdom 2.6%
3,012,466 3.8%

Schedule of Investments
As of August 31, 2024
Sextant International Fund
14
August 31, 2024
Part F
Common Stock - 98.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Specialty Chemicals
Givaudan (reg) 200 $ 1,029,208 Switzerland 1.3%
6,672,049 8.4%
Technology
Application Software
Dassault Systemes ADR 88,115 3,433,841 France 4.4%
NICE Systems ADR 17,350 3,014,389 Israel 3.8%
OpenText 40,700 1,295,074 Canada 1.7%
SAP ADR 14,500 3,185,795 Germany 4.0%
10,929,099 13.9%
Consumer Electronics
Nintendo 17,000 928,247 Japan 1.2%
IT Services
Accenture, Class A 2,450 837,777 Ireland 1.1%
Experian 33,000 1,604,571 Ireland 2.0%
Wolters Kluwer 31,000 5,308,442 Netherlands 6.7%
7,750,790 9.8%
Semiconductor Devices
Infineon Technologies AG 34,850 1,280,708 Germany 1.6%
STMicroelectronics ADR 41,700 1,332,315 Switzerland 1.7%
2,613,023 3.3%
Semiconductor Manufacturing
ASML Holding NY 5,445 4,921,572 Netherlands 6.2%
Taiwan Semiconductor ADR 23,320 4,004,044 Taiwan 5.1%
8,925,616 11.3%
31,146,775 39.5%
Utilities
Power Generation
Iberdrola 107,385 1,525,724 Spain 1.9%
Total investments (Cost $39,351,892) $ 78,081,289 98.8%
Other assets (net of liabilities) 920,415 1.2%
Total net assets $ 79,001,704 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2024
Sustainable Equity Fund
August 31, 2024
Part F
1
Continued on next page.
Common Stock - 88.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Home Products Stores
Home Depot 1,500 $ 552,750 United States 2.1%
Lowe's 2,400 596,400 United States 2.3%
1,149,150 4.4%
Specialty Apparel Stores
Lululemon Athletica
2
900 233,523 United States 0.9%
TJX Companies 5,000 586,350 United States 2.3%
819,873 3.2%
1,969,023 7.6%
Consumer Staples
Packaged Food
Danone ADR 31,200 432,744 France 1.7%
Personal Care Products
Haleon ADR 11,500 117,070 United Kingdom 0.5%
Kenvue 4,289 94,144 United States 0.4%
L'Oreal ADR 5,400 472,932 France 1.8%
Reckitt Benckiser Group ADR 16,700 193,052 United Kingdom 0.7%
Unicharm ADR 40,500 280,665 Japan 1.1%
Unilever ADR 6,600 427,614 United Kingdom 1.6%
1,585,477 6.1%
2,018,221 7.8%
Financials
Consumer Finance
Paypal
2
2,900 210,047 United States 0.8%
Life Insurance
Aviva ADR 45,600 614,688 United Kingdom 2.3%
Other Financial Services
Mastercard, Class A 860 415,672 United States 1.6%
P&C Insurance
Chubb 2,000 568,360 Switzerland 2.2%
1,808,767 6.9%
Health Care
Large Pharma
Eli Lilly 900 864,018 United States 3.3%
GlaxoSmithKline ADR 9,200 403,972 United Kingdom 1.6%
Novartis ADR 4,300 519,827 Switzerland 2.0%
Novo Nordisk ADR 10,200 1,419,432 Denmark 5.4%
Roche Holding ADR 9,000 380,970 Switzerland 1.5%
Sandoz Group AG-ADR 860 37,857 Switzerland 0.1%
3,626,076 13.9%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 715,115 Sweden 2.7%
Legrand 6,200 695,367 France 2.6%
1,410,482 5.3%
Electrical Components
TE Connectivity 3,200 491,520 Switzerland 1.9%
Electrical Power Equipment
Schneider Electric ADR 17,100 867,996 France 3.4%

Schedule of Investments
As of August 31, 2024
Sustainable Equity Fund
2
August 31, 2024
Part F
Common Stock - 88.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Electrical Power Equipment (continued)
Siemens ADR 5,300 $ 499,154 Germany 1.9%
1,367,150 5.3%
Industrial Wholesale & Rental
Ferguson Enterprises Inc 2,500 514,275 United States 2.0%
3,783,427 14.5%
Materials
Agricultural Chemicals
Corteva 3,000 171,900 United States 0.7%
Specialty Chemicals
Ecolab 1,500 379,770 United States 1.4%
551,670 2.1%
Technology
Application Software
Adobe
2
1,000 574,410 United States 2.2%
Dassault Systemes ADR 9,100 354,627 France 1.4%
929,037 3.6%
Communications Equipment
Apple 3,028 693,412 United States 2.7%
Consumer Electronics
Nintendo ADR 56,625 770,100 Japan 2.9%
Sony ADR 4,000 390,240 Japan 1.5%
1,160,340 4.4%
Electronics Components
Murata Manufacturing 12,000 252,537 Japan 1.0%
Infrastructure Software
Microsoft 1,438 599,847 United States 2.3%
ServiceNow
2
650 555,750 United States 2.1%
1,155,597 4.4%
IT Services
Accenture, Class A 1,600 547,120 Ireland 2.1%
CGI Group Class A
2
6,000 675,977 Canada 2.6%
Wolters Kluwer 5,000 856,200 Netherlands 3.3%
2,079,297 8.0%
Semiconductor Devices
NVIDIA 10,000 1,193,700 United States 4.6%
NXP Semiconductors 1,960 502,466 Netherlands 1.9%
STMicroelectronics ADR 9,000 287,550 Switzerland 1.1%
1,983,716 7.6%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 5,325 914,303 Taiwan 3.5%
9,168,239 35.2%
Total investments (Cost $14,043,611) $22,925,423 88.0%
Other assets (net of liabilities) 3,136,421 12.0%
Total net assets $26,061,844 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2024
Sustainable Bond Fund
August 31, 2024
Part F
3
Continued on next page.
Corporate Bonds - 66.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 750,000 $ 888,288 Netherlands 2.6%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 1,200,000 1,159,707 United States 3.4%
Consumer Staples
Coty
2
4.750% due 04/15/2026 EUR 750,000 827,848 United States 2.4%
Coty
3
5.000% due 04/15/2026 131,000 130,396 United States 0.4%
Natura Cosmeticos SA 4.125% due 05/03/2028 1,000,000 914,842 Brazil 2.7%
1,873,086 5.5%
Financials
AXA
2,4
5.125% due 01/17/2027 1,700,000 1,697,110 France 4.9%
Canadian Imperial Bank
5
4.375% due 10/28/2080 CAD 2,100,000 1,528,653 Canada 4.5%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
6
4.731% due 12/23/2026 AUD 850,000 572,872 Australia 1.7%
First Abu Dhabi Bank PJSC
2
5.125% due 10/13/2027 1,250,000 1,268,635 United Arab Emirates 3.7%
MAF Sukuk
2
4.638% due 05/14/2029 800,000 795,319 United Arab Emirates 2.3%
Munich RE
2,7
1.000% due 05/26/2042 EUR 1,800,000 1,614,906 Germany 4.7%
State Street (Quarterly US LIBOR plus 100)
6
6.552% due 06/15/2047 1,500,000 1,275,601 United States 3.7%
Toronto-Dominion Bank
2
1.128% due 12/09/2025 CAD 500,000 357,683 Canada 1.0%
Women's Livelihood Bond Asset II B
3
3.950% due 12/10/2024 600,000 573,728 Singapore 1.7%
Women's Livelihood Bond Asset II C
3
3.900% due 12/23/2025 500,000 471,157 Singapore 1.4%
10,155,664 29.6%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,011,272 Netherlands 2.9%
Novartis Capital 3.000% due 11/20/2025 250,000 245,997 Switzerland 0.7%
Roche
3
2.625% due 05/15/2026 200,000 194,609 Switzerland 0.6%
1,451,878 4.2%
Industrials
Odfjell SE (Quarterly NIBOR plus 5.75%)
2,6
10.260% due 01/21/2025 NOK 6,000,000 577,051 Norway 1.7%
Materials
Stora Enso OYJ
2
7.250% due 04/15/2036 300,000 329,151 Finland 1.0%
Stora Enso OYJ
3
7.250% due 04/15/2036 200,000 219,434 Finland 0.6%
548,585 1.6%
Real Estate
Iron Mountain UK PLC
2
3.875% due 11/15/2025 GBP 500,000 645,130 United States 1.9%
MAF Global Securities
2,8,9
7.875% due PERP 1,200,000 1,239,206 United Arab Emirates 3.6%
Prologis 1.250% due 10/15/2030 500,000 416,318 United States 1.2%
2,300,654 6.7%
Technology
Microsoft 5.300% due 02/08/2041 500,000 573,190 United States 1.7%
Nokia OYJ
2
2.375% due 05/15/2025 EUR 1,000,000 1,095,836 Finland 3.2%
Nokia OYJ
2
4.375% due 08/21/2031 EUR 250,000 284,376 Finland 0.8%
RELX 4.000% due 03/18/2029 400,000 393,178 United Kingdom 1.1%
2,346,580 6.8%
Utilities
United Utilities 6.875% due 08/15/2028 1,400,000 1,511,194 United Kingdom 4.4%
Total Corporate Bonds (Cost $23,042,294) $22,812,687 66.5%

Schedule of Investments
As of August 31, 2024
Sustainable Bond Fund
4
August 31, 2024
Part F
Continued on next page.
Government Bonds - 26.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 1.650% due 10/06/2031 $ 500,000 $ 420,802 United States 1.3%
Government
Asian Development Bank 6.000% due 02/05/2026 BRL 3,000,000 499,508 Philippines 1.5%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 3,000,000 520,267 United Kingdom 1.5%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 518,775 Korea 1.5%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 30,000,000 1,506,638 United States 4.4%
International Finance 12.000% due 11/03/2027 COP 3,000,000,000 775,530 United States
10
2.3%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 15,000,000 704,528 Germany 2.0%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 6,000,000,000 1,317,675 Germany 3.8%
Ontario 2.650% due 02/05/2025 CAD 500,000 368,687 Canada 1.1%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 500,000 386,120 Indonesia 1.1%
Queensland Treasury
2
2.500% due 03/06/2029 AUD 750,000 476,511 Australia 1.4%
Republic of Chile 4.340% due 03/07/2042 500,000 449,366 Chile 1.3%
United Kingdom Gilt
2
0.875% due 07/31/2033 GBP 250,000 252,669 United Kingdom 0.7%
United States Cash Management Bill –% due 09/19/2024 500,000 498,838 United States 1.5%
United States Treasury Bond 3.250% due 05/15/2042 500,000 436,445 United States 1.3%
8,711,557 25.4%
Total Government Bonds (Cost $9,551,315) $9,132,359 26.7%
Municipals Bonds - 2.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Real Estate
New York City NY Hsg Dev Corp
6
3.300% due 05/01/2062 1,000,000 1,000,000 United States 2.9%
Total Municipals Bonds (Cost $1,000,000) $1,000,000 2.9%
Total investments (Cost $33,593,609) $32,945,046 96.1%
Other assets (net of liabilities) 1,342,832 3.9%
Total net assets $34,287,878 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2024, the aggregate value of these securities was $11,847,551 representing 34.5% of total net assets.
3
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At August 31, 2024, the aggregate value of these securities was $1,589,324 representing 4.6 % of total net assets.
4
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at August 31, 2024.
5
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at August 31, 2024.
6
Variable rate security. The interest rate represents the rate in effect at August 31, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
7
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at August 31, 2024.
8
Security is perpetual in nature with no stated maturity date.
9
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
10
Country of domicile
LIBOR: London Interbank Offered Rates
PCL: Public Company Limited
SA: Special Assessment
AUD : Australia Dollar
BRL : Brazil Real
CAD : Canada Dollar
COP : Colombia Peso
EUR : Euro Dollar

Schedule of Investments
As of August 31, 2024
Sustainable Bond Fund
August 31, 2024
Part F
5
GBP : United Kingdom Pound
MXN : Mexico Nuevo Peso
NOK : Norway Krone
USD : United States Dollar

Notes To Financial Statements
6
August 31, 2024
Part F
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
Security valuation:
Under procedures approved by the Trust’s Board of Directors,
Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of August 31, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $5,923,320 $– $5,923,320
Government Bonds
1
$– $3,396,174 $– $3,396,174
Total Assets $– $9,319,494 $– $9,319,494
Bond Income Fund
Corporate Bonds
1
$– $6,782,813 $– $6,782,813
Government Bonds
1
$– $2,852,078 $– $2,852,078
Total Assets $– $9,634,891 $– $9,634,891
Core Fund

Notes To Financial Statements
(continued)
August 31, 2024
Part F
7
Common Stock
Communications $558,071 $– $– $558,071
Consumer Discretionary $980,122 $322,709 $– $1,302,831
Consumer Staples $1,146,220 $– $– $1,146,220
Energy $520,140 $– $– $520,140
Financials $828,213 $230,186 $– $1,058,399
Health Care $2,020,507 $– $– $2,020,507
Industrials $2,176,643 $618,821 $– $2,795,464
Materials $679,448 $629,887 $– $1,309,335
Technology $4,028,833 $325,640 $– $4,354,473
Utilities $952,172 $– $– $952,172
Total Common Stock $13,890,369 $2,127,243 $– $16,017,612
Corporate Bonds
1
$– $4,780,788 $– $4,780,788
Government Bonds
1
$– $680,743 $– $680,743
Municipals Bonds
1
$– $106,912 $– $106,912
Total Assets $13,890,369 $7,695,686 $– $21,586,055
Global High Income Fund
Common Stock
Communications $733,010 $248,073 $– $981,083
Consumer Discretionary $– $159,862 $– $159,862
Energy $428,113 $– $– $428,113
Financials $536,430 $386,027 $– $922,457
Health Care $587,640 $22,010 $– $609,650
Materials $1,020,403 $195,552 $– $1,215,955
Technology $252,700 $273,014 $– $525,714
Total Common Stock $3,558,296 $1,284,538 $– $4,842,834
Corporate Bonds
1
$– $2,833,151 $– $2,833,151
Government Bonds
1
$– $249,442 $– $249,442
Municipals Bonds
1
$– $50,002 $– $50,002
Total Assets $3,558,296 $4,417,133 $– $7,975,429
Growth Fund
Common Stock
1
$70,957,987 $– $– $70,957,987
Total Assets $70,957,987 $– $– $70,957,987
International Fund
Common Stock
Consumer Discretionary $6,164,363 $1,438,032 $– $7,602,395
Consumer Staples $– $1,922,428 $– $1,922,428
Health Care $12,762,101 $2,476,631 $– $15,238,732
Industrials $7,418,524 $6,554,662 $– $13,973,186
Materials $5,642,841 $1,029,208 $– $6,672,049
Technology $22,024,807 $9,121,968 $– $31,146,775
Utilities $– $1,525,724 $– $1,525,724
Total Common Stock $54,012,636 $24,068,653 $– $78,081,289
Total Assets $54,012,636 $24,068,653 $– $78,081,289
Sustainable Equity Fund
Common Stock
Consumer Discretionary $1,969,023 $– $– $1,969,023
Consumer Staples $2,018,221 $– $– $2,018,221
Financials $1,808,767 $– $– $1,808,767
Health Care $3,626,076 $– $– $3,626,076
Industrials $3,088,060 $695,367 $– $3,783,427
Materials $551,670 $– $– $551,670
Technology $8,059,502 $1,108,737 $– $9,168,239
Total Common Stock $21,121,319 $1,804,104 $– $22,925,423
Total Assets $21,121,319 $1,804,104 $– $22,925,423
Sustainable Bond Fund
Corporate Bonds
1
$– $22,812,687 $– $22,812,687
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
8
August 31, 2024
Part F
The following is a reconciliation of assets and liabilities for which
Level 3 inputs were used in determining value.
The following is quantitative information about significant
unobservable inputs (Level 3) for the Company as of August 31,
2024.
Government Bonds
Financials $– $420,802 $– $420,802
Government $– $7,936,027 $775,530 $8,711,557
Total Government Bonds $– $8,356,829 $775,530 $9,132,359
Municipals Bonds
1
$– $1,000,000 $– $1,000,000
Total Assets $– $32,169,516 $775,530 $32,945,046
1
See the Schedule of Investments for additional details.
Corporate Bonds
Beginning Balance $816,083
Total realized gain (loss) $-
Change in unrealized  appreciation (depreciation) $(40,553)
Net purchases $-
Net Sales $-
Transfers into Level 3 $-
Transfers out of Level 3 $-
Ending Balance $775,530
Asset
Category Fair Value
Valuation
Technique
Unobservable
Input Input Value
Government $775,530
85% of local
close on
08/31/2024
adjusted by FX
None FX 0.00023775
Note 2 – Significant Accounting Policies
(continued)